UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Shares		Value (000)

COMMON STOCK — 98.6%
Consumer Discretionary — 13.0%
1,859	Amazon.com*	$1,104
16,160	Nike Cl B	993
1,024	priceline.com*	1,320
4,709	Tesla Motors*	1,082

		4,499

Consumer Staples — 7.4%
9,690	CVS Health	1,005
11,720	Monster Beverage*	1,563

		2,568

Financials — 3.0%
4,421	Intercontinental Exchange	1,040

Health Care — 31.7%
9,207	Alexion Pharmaceuticals*	1,282
4,963	Biogen*	1,292
23,347	Bristol-Myers Squibb	1,491
12,430	Celgene*	1,244
10,260	DexCom*	697
4,570	Edwards Lifesciences*	403
8,880	Illumina*	1,440
7,563	Intercept Pharmaceuticals*	972
21,590	Novo Nordisk ADR	1,170
12,525	Vertex Pharmaceuticals*	995

		10,986

Industrials — 2.4%
3,860	Acuity Brands	842

Information Technology — 40.0%
12,330	Adobe Systems*	1,156
14,620	Alibaba Group Holding ADR*	1,155
19,931	Cognizant Technology Solutions Cl A*	1,250
11,566	Facebook Cl A*	1,320
7,928	LinkedIn Cl A*	906
11,530	MercadoLibre	1,359
35,244	Mobileye NV*	1,314
5,710	Palo Alto Networks*	932
10,860	salesforce.com*	802
14,900	ServiceNow*	912
29,036	Splunk*	1,421
17,592	Visa Cl A	1,345

		13,872

Materials — 1.1%
1,400	Sherwin-Williams	398

TOTAL COMMON STOCK (Cost $32,933)		34,205

SHORT-TERM INVESTMENT (A) — 1.5%
515,948	Dreyfus Cash Management Fund, Institutional Shares, 0.300% (Cost $516)	516

TOTAL INVESTMENTS (Cost $33,449†) — 100.1%		$34,721

Percentages are based on Net Assets of $34,686 (000).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of March 31, 2016.

†	At March 31, 2016, the tax basis cost of the Fund’s investments was $33,449, and the unrealized appreciation and depreciation were $3,808 and $(2,536), respectively.

ADR — American Depositary Receipt

Cl — Class

Cost figures are shown in thousands

March 31, 2016	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

As of March 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2016.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2600

March 31, 2016	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Shares		Value (000)

COMMON STOCK — 96.6%
Consumer Discretionary — 9.0%
18,505	Comcast Cl A	$1,130
3,155	Genuine Parts	314
9,475	Home Depot	1,264
3,815	McDonald’s	479
7,420	Time Warner	539
4,060	TJX	318
3,625	VF	235

		4,279

Consumer Staples — 12.9%
16,120	Altria Group	1,010
4,485	Coca-Cola Enterprises	228
10,220	CVS Health	1,060
8,785	General Mills	556
3,490	Kimberly-Clark	470
7,515	PepsiCo	770
12,475	Philip Morris International	1,224
7,015	Procter & Gamble	577
3,250	Wal-Mart Stores	223

		6,118

Energy — 7.8%
5,690	Chevron	543
18,460	Exxon Mobil	1,543
6,880	Occidental Petroleum	471
10,380	Schlumberger	765
5,925	Valero Energy	380

		3,702

Financials — 19.3%
1,725	AvalonBay Communities‡	328
25,875	Bank of America	350
1,785	BlackRock	608
7,100	Chubb	846
5,535	CME Group	531
1,505	Crown Castle International‡	130
6,795	Duke Realty‡	153
815	Essex Property Trust‡	191
21,425	JPMorgan Chase	1,269
12,200	Marsh & McLennan	742
7,375	Northern Trust	480
7,295	PNC Financial Services Group	617
2,505	Public Storage‡	691
1,680	Simon Property Group‡	349
3,945	T Rowe Price Group	290
12,125	US Bancorp	492
22,100	Wells Fargo	1,069

		9,136

Health Care — 11.2%
5,710	AbbVie	326
1,000	Aetna	113
10,305	Bristol-Myers Squibb	658
14,525	Johnson & Johnson	1,572
3,100	Medtronic PLC	232
22,890	Merck	1,211
32,985	Pfizer	978
1,880	UnitedHealth Group	242

		5,332

Industrials — 12.3%
1,900	Boeing	241
4,155	Dover	267
4,595	General Dynamics	604
34,705	General Electric	1,103
8,985	Honeywell International	1,007
3,625	Lockheed Martin	803
2,945	Parker Hannifin	327

March 31, 2016	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Shares		Value (000)
Industrials — (continued)
7,730	United Parcel Service Cl B	$815
2,300	United Technologies	230
7,535	Waste Management	445

		5,842

Information Technology — 13.7%
7,225	Activision Blizzard	245
11,360	Apple	1,238
6,905	Automatic Data Processing	619
32,060	Cisco Systems	913
15,670	Intel	507
3,520	Kla-Tencor	256
2,840	Microchip Technology	137
37,515	Microsoft	2,072
9,090	Texas Instruments	522

		6,509

Materials — 2.4%
2,675	Dow Chemical	136
3,710	LyondellBasell Industries NV Cl A	317
1,285	Sherwin-Williams	366
6,385	Sonoco Products	310

		1,129

Telecommunication Services — 2.6%
22,750	Verizon Communications	1,230

Utilities — 5.4%
4,955	American Electric Power	329
8,850	CMS Energy	376
3,945	Dominion Resources	296
5,820	Eversource Energy	339
2,895	NextEra Energy	343
4,655	PG&E	278
2,420	Sempra Energy	252
5,795	WEC Energy Group	348

		2,561

TOTAL COMMON STOCK (Cost $33,069)		45,838

PREFERRED STOCK — 0.2%
Energy — 0.2%
1,575	Hess* (Cost $88)	106

SHORT-TERM INVESTMENT (A) — 3.1%
1,454,523	Dreyfus Cash Management Fund, Institutional Shares, 0.300% (Cost $1,455)	1,455

TOTAL INVESTMENTS (Cost $34,612†) — 99.9%		$47,399

Percentages are based on Net Assets of $47,429 (000).

‡	Real Estate Investment Trust

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of March 31, 2016.

†	At March 31, 2016, the tax basis cost of the Fund’s investments was $34,612, and the unrealized appreciation and depreciation were $13,197 and $(410), respectively.

Cl — Class

PLC — Public Limited Company

Cost figures are shown in thousands.

March 31, 2016	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,838	$—	$—	$45,838
Preferred Stock	—	106	—	106
Short-Term Investment	1,455	—	—	1,455

Total Investments in Securities	$47,293	$106	$—	$47,399

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2016.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2600

March 31, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)

CORPORATE OBLIGATIONS — 51.1%
Banks — 2.6%
	Bank of Oklahoma
$500	1.307%, 05/15/17 (A)	$490
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	576
	MUFG Americas Holdings
250	2.250%, 02/10/20	249
	US Bancorp MTN
500	3.000%, 03/15/22	521

		1,836

Consumer Discretionary — 8.4%
	Amazon.com
350	4.800%, 12/05/34	393
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	427
	Anheuser-Busch InBev Worldwide
350	7.750%, 01/15/19	408
	AutoZone
250	4.000%, 11/15/20	266
	Comcast
500	3.600%, 03/01/24	544
	DIRECTV Holdings LLC
275	3.800%, 03/15/22	290
	Dollar General
350	1.875%, 04/15/18	352
	Ford Motor Credit LLC
500	2.375%, 03/12/19	502
	George Washington University
225	4.363%, 09/15/43	231
	Home Depot
700	5.875%, 12/16/36	911
	Johnson Controls
500	4.250%, 03/01/21	529
	McDonald’s MTN
575	2.200%, 05/26/20	586
	Target
525	2.300%, 06/26/19	544

		5,983

Consumer Staples — 5.0%
	Campbell Soup
500	4.250%, 04/15/21	541
	Coca-Cola
250	2.875%, 10/27/25	260
200	2.450%, 11/01/20	209
	Colgate-Palmolive MTN
500	1.950%, 02/01/23	500
	ConAgra Foods
250	1.900%, 01/25/18	251
	Hershey
250	2.625%, 05/01/23	254
	Kellogg
250	3.250%, 04/01/26	256
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	503
	Unilever Capital
375	2.100%, 07/30/20	383

March 31, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)
Consumer Staples — (continued)
	Walgreens Boots Alliance
$400	3.300%, 11/18/21	$412

		3,569

Energy — 2.0%
	BP Capital Markets PLC
265	3.814%, 02/10/24	276
	Halliburton
350	6.150%, 09/15/19	396
	Occidental Petroleum
300	2.700%, 02/15/23	296
	Schlumberger Investment SA
400	3.650%, 12/01/23	415

		1,383

Financials — 13.9%
	American International Group
350	2.300%, 07/16/19	354
	Aon
300	3.125%, 05/27/16	301
	Bank of America MTN
600	2.600%, 01/15/19	610
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	546
	Branch Banking & Trust
400	1.000%, 04/03/17	400
	General Electric Capital MTN
500	1.634%, 03/15/23 (A)	496
	Goldman Sachs Group MTN
725	1.260%, 06/04/17 (A)	724
	Lincoln National
500	8.750%, 07/01/19	598
	MetLife
1,000	6.817%, 08/15/18	1,115
	Morgan Stanley MTN
550	5.750%, 10/18/16	564
250	3.136%, 08/31/17 (A)	251
500	3.100%, 11/09/18 (A)	511
	Principal Financial Group
500	8.875%, 05/15/19	594
	Prudential Financial MTN
320	7.375%, 06/15/19	371
	Royal Bank of Canada MTN
650	2.150%, 03/06/20	658
	State Street
425	4.956%, 03/15/18	447
	Toyota Motor Credit MTN
630	1.375%, 01/10/18	633
	Ventas Realty
415	2.700%, 04/01/20	418
	Wells Fargo
300	2.150%, 01/15/19	305

		9,896

Health Care — 6.4%
	AbbVie
500	2.900%, 11/06/22	509
	Amgen
350	5.700%, 02/01/19	390
520	2.200%, 05/22/19	532
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,067

March 31, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)
Health Care — (continued)
	Becton Dickinson and Co
$500	3.125%, 11/08/21	$517
	Gilead Sciences
650	4.500%, 04/01/21	726
	Merck Sharp & Dohme
750	5.000%, 06/30/19	837

		4,578

Industrials — 2.3%
	Caterpillar
500	7.900%, 12/15/18	583
	Raytheon
475	2.500%, 12/15/22	487
	United Technologies
500	3.100%, 06/01/22	529

		1,599

Information Technology — 5.7%
	Apple
725	2.850%, 05/06/21	760
	Intel
500	3.300%, 10/01/21	537
	International Business Machines
700	8.375%, 11/01/19	864
	Microsoft
500	3.625%, 12/15/23	547
	NetApp
550	3.375%, 06/15/21	553
	Symantec
300	4.200%, 09/15/20	310
	Texas Instruments
500	1.000%, 05/01/18	500

		4,071

Materials — 2.0%
	Mosaic
500	5.625%, 11/15/43	522
	Praxair
500	2.200%, 08/15/22	500
	Rio Tinto Finance USA PLC
350	9.000%, 05/01/19	414

		1,436

Telecommunication Services — 1.0%
	AT&T
305	5.500%, 02/01/18	327
	Verizon Communications
375	2.625%, 02/21/20	386

		713

Transportation — 1.3%
	Burlington Northern Santa Fe LLC
500	4.450%, 03/15/43	538
	Continental Airlines
391	9.000%, 07/08/16	399

		937

March 31, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)
Utilities — 0.5%
	CenterPoint Energy
$350	5.950%, 02/01/17	$362

TOTAL CORPORATE OBLIGATIONS (Cost $34,900)		36,363

U.S. TREASURY OBLIGATIONS — 18.2%
	U.S. Treasury Bond
800	6.000%, 02/15/26	1,107
500	5.375%, 02/15/31	717
700	4.750%, 02/15/37	991
1,000	4.500%, 08/15/39	1,369
895	4.375%, 05/15/41	1,208
335	3.750%, 08/15/41	413
1,000	3.625%, 08/15/43	1,214
525	3.000%, 05/15/45	566
1,075	3.000%, 11/15/45	1,161
1,000	2.875%, 05/15/43	1,054
	U.S. Treasury Note
275	3.750%, 11/15/18	296
350	3.625%, 02/15/21	390
300	3.125%, 10/31/16	305
500	3.125%, 01/31/17	510
600	2.875%, 03/31/18	625
550	2.375%, 07/31/17	562
100	2.250%, 11/15/25	104
325	1.375%, 02/28/19	330

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,637)		12,922

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
	FFCB
500	1.420%, 12/28/18	501
	FHLB
1,100	5.125%, 03/10/17	1,146
475	4.750%, 03/10/23	567
1,000	4.125%, 03/13/20	1,111
1,100	3.750%, 12/14/18	1,184
	FHLMC
875	8.250%, 06/01/16	887
	FHLMC MTN
700	1.200%, 09/28/18	701
	FNMA
775	1.500%, 10/29/20 (B)	775
725	1.000%, 02/26/21 (B)	724
250	0.900%, 11/07/17	250

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,681)		7,846

MUNICIPAL BONDS — 10.7%
	Akron Ohio, RB, NATL Insured
500	5.610%, 12/01/26, Pre-Refunded @ 100 (C)	515
	Atlantic City Board of Education, GO
350	6.800%, 08/15/28	379
	Babylon New York, GO
375	4.600%, 07/01/37	388
	California State, GO
560	6.509%, 04/01/39	666
	Connecticut State, GO
200	5.295%, 10/01/29	239

March 31, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)

MUNICIPAL BONDS — (continued)
	Houston, Independent School District, GO
$250	6.125%, 02/15/28	$282
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	699
	Indiana Bond Bank, Ser A, RB
350	3.276%, 01/15/25	367
	Maryland State, Transportation Authority, RB
500	5.788%, 07/01/29	616
	Massachusetts Housing Finance Agency, Ser A, RB
905	5.086%, 12/01/41	937
	Napa Valley Unified School District, GO
225	6.507%, 08/01/43	297
	New York, New York, GO
300	6.268%, 03/01/31	339
	North East Independent School District, GO
100	5.240%, 08/01/27	121
	San Antonio Texas Water System Revenue, RB
250	5.502%, 05/15/29	309
	St. Louis, Missouri School District, Qualified School Construction
	Boards, GO
200	4.700%, 04/01/28	223
	Stockton Public Financing Authority, RB
500	7.942%, 10/01/38	583
	University of Texas System, Ser C, RB
550	4.794%, 08/15/46	669

TOTAL MUNICIPAL BONDS (Cost $7,374)		7,629

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 7.0%
	FHLMC, Ser 2011-3970, Cl KC
1,500	3.500%, 03/15/33	1,621
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	510
	FHLMC, Ser E01488
82	5.000%, 10/01/18	85
	FHLMC, Ser G12710
116	5.500%, 07/01/22	119
	FNMA, Ser 2003-33, Cl AB
77	3.750%, 03/25/33	77
	FNMA, Ser 2003-58, Cl D
67	3.500%, 07/25/33	70
	FNMA, Ser 2012-84, Cl JB
400	3.000%, 05/25/42	395
	FNMA, Ser 2013-92, Cl MT
81	4.000%, 07/25/41	88
	FNMA, Ser 889958
53	5.000%, 10/01/23	57
	GNMA, Ser 2011-112, Cl JP
332	2.000%, 02/20/40	334
	GNMA, Ser 2012-101, Cl KL
964	2.000%, 09/20/41	934
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	691

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,855)		4,981

NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 0.9%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
675	2.390%, 04/25/32 (Cost $615)	632

March 31, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Shares		Value (000)

SHORT-TERM INVESTMENT (D) — 0.6%
398,699	Dreyfus Cash Management Fund, Institutional Shares, 0.300% (Cost $399)	$399

TOTAL INVESTMENTS (Cost $ 67,461†) — 99.5%		$70,772

Percentages are based on Net Assets of $71,158 (000).

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2016. The maturity date shown is the final maturity date.

(B)	Step Bond — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2016. The coupon on a step bond changes on a specified date.

(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(D)	The rate shown is the 7-day effective yield as of March 31, 2016.

†	At March 31, 2016, the tax basis cost of the Fund’s investments was $67,461, and the unrealized appreciation and depreciation were $3,360 and $(49), respectively.

AGM — Assured Guaranty Municipal Corporation.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Cost figures are shown in thousands.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$36,363	$—	$36,363
U.S. Treasury Obligations	—	12,922	—	12,922
U.S. Government Agency Obligations	—	7,846	—	7,846
Municipal Bonds	—	7,629	—	7,629
U.S. Government Mortgage-Backed Obligations	—	4,981	—	4,981
Non-Agency Mortgage-Backed Obligation	—	632	—	632
Short-Term Investment	399	—	—	399

Total Investments in Securities	$399	$70,373	$—	$70,772

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2016.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-2600

March 31, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 99.1%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$270

Alaska — 0.9%
	Alaska Housing Finance, Ser A, RB, NATL Insured
100	5.250%, 12/01/24 , Pre-Refunded @ 100 (A)	108
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
1,000	5.000%, 09/01/22	1,191

		1,299

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	577

California — 3.3%
	California State, GO
1,000	5.000%, 09/01/23	1,243
235	4.500%, 03/01/21	265
150	4.500%, 08/01/30	154
	Santa Monica Community College District, Ser B, GO
2,250	4.206%, 08/01/35 (B)	1,015
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,220
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,168

		5,065

Florida — 0.8%
	Jacksonville, Sales Tax Revenue, Ser A, RB
1,000	5.000%, 10/01/29	1,171

Georgia — 0.4%
	Atlanta, Water & Wastewater Revenue, Ser A, RB, NATL Insured
450	5.500%, 11/01/27	576

Hawaii — 83.9%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	582
1,000	5.000%, 07/15/22 , Pre-Refunded @ 100 (A)	1,095
250	5.000%, 09/01/22	304
1,000	5.000%, 09/01/31	1,232
500	4.000%, 03/01/22 , Pre-Refunded @ 100 (A)	556
1,000	4.000%, 09/01/35	1,089
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	243
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,171
	Hawaii State, Airport System Authority, Ser A, RB
250	5.250%, 07/01/23	293
2,500	5.250%, 07/01/27	2,915
1,000	5.250%, 07/01/28	1,163
900	5.250%, 07/01/30	1,040
1,500	5.000%, 07/01/45	1,684

March 31, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Airport System Authority, RB, AMT
$2,000	5.000%, 07/01/24	$2,289
1,000	4.125%, 07/01/24	1,101
1,000	3.000%, 07/01/17	1,025
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC-ICC, MBIA Insured
1,000	5.000%, 01/01/26	1,002
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	518
500	4.625%, 07/01/21	566
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	245
55	3.000%, 07/01/19	58
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	373
300	3.600%, 11/15/20	302
300	3.350%, 11/15/19	302
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,100	6.500%, 07/01/39	4,660
	Hawaii State, Department of Budget & Finance, Ser A, RB
100	5.000%, 07/01/22	119
575	5.000%, 07/01/26	680
1,800	5.000%, 07/01/27	2,224
2,975	5.000%, 07/01/35	3,523
850	4.000%, 07/01/18	908
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	895
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,044
110	4.250%, 11/01/26	112
	Hawaii State, Department of Hawaiian Home Lands, RB
100	4.250%, 04/01/16	100
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,525	5.000%, 08/01/21	1,775
3,675	5.000%, 08/01/27	4,212
	Hawaii State, Department of Transportation, COP, AMT
1,000	5.250%, 08/01/25	1,186
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	114
1,125	4.250%, 07/01/21	1,249
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	501
	Hawaii State, Highway Authority, RB
500	5.750%, 01/01/28	564
605	5.500%, 07/01/18	667
1,000	5.500%, 01/01/25	1,122
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	604
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/23	857
1,600	5.000%, 01/01/30	1,945
1,700	5.000%, 01/01/31	2,035
1,000	5.000%, 01/01/33	1,198
400	5.000%, 01/01/34	477
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,374
1,600	5.250%, 07/01/19	1,824

March 31, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
$200	3.900%, 04/01/22	$212
115	3.750%, 04/01/21	121
180	3.500%, 04/01/20	188
115	3.000%, 04/01/18	118
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,220
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
490	3.450%, 01/01/22	522
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,016
	Hawaii State, Ser DK, GO
195	5.000%, 05/01/18	212
10	5.000%, 05/01/25	11
1,160	5.000%, 05/01/27, Pre-Refunded @ 100 (A)	1,259
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25, Pre-Refunded @ 100 (A)	220
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	898
	Hawaii State, Ser DQ, GO
35	5.000%, 06/01/21	39
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,149
1,000	5.000%, 06/01/19	1,126
735	4.250%, 06/01/19	810
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	308
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	919
	Hawaii State, Ser DZ, GO
1,025	5.000%, 12/01/17	1,097
960	5.000%, 12/01/23, Pre-Refunded @ 100 (A)	1,151
120	5.000%, 12/01/26	142
250	5.000%, 12/01/28	294
250	5.000%, 12/01/30	293
1,000	5.000%, 12/01/31	1,168
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,122
1,700	5.000%, 12/01/22	2,032
	Hawaii State, Ser EF, GO
500	5.000%, 11/01/22	611
300	5.000%, 11/01/23	363
	Hawaii State, Ser EH, GO
1,000	5.000%, 08/01/18	1,095
675	5.000%, 08/01/23	834
200	5.000%, 08/01/24	247
200	5.000%, 08/01/32	237
	Hawaii State, Ser EO, GO
150	5.000%, 08/01/24	188
1,000	5.000%, 08/01/33	1,195
500	5.000%, 08/01/34	595
	Hawaii State, Ser EP, GO
1,000	5.000%, 08/01/22	1,215
	Hawaii State, Ser ET, GO
1,100	4.000%, 10/01/18	1,185
1,175	4.000%, 10/01/27	1,357
	Hawaii State, Ser EY, GO
2,000	5.000%, 10/01/27	2,518
	Hawaii State, Ser FB, GO
1,100	5.000%, 04/01/27	1,393

March 31, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
$1,050	5.000%, 07/01/19	$1,188
875	5.000%, 07/01/23	1,058
525	5.000%, 07/01/31	632
130	4.000%, 07/01/18	139
400	3.000%, 07/01/17	411
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NATL Insured
50	5.000%, 07/01/16	51
	Honolulu Hawaii City & County, Ser A, GO
1,100	5.250%, 04/01/19 , Pre-Refunded @ 100 (A)	1,241
275	5.250%, 08/01/31	328
1,000	5.000%, 04/01/19 , Pre-Refunded @ 100 (A)	1,121
775	5.000%, 10/01/19	883
680	5.000%, 11/01/21	816
500	5.000%, 11/01/22	611
1,000	5.000%, 10/01/27	1,252
325	5.000%, 10/01/29	403
1,250	5.000%, 10/01/35	1,505
700	4.000%, 11/01/19	775
325	4.000%, 08/01/22	368
275	3.750%, 04/01/18	291
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/17 , Pre-Refunded @ 100 (A)	1,053
60	5.000%, 07/01/19 , Pre-Refunded @ 100 (A)	63
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	309
250	5.000%, 12/01/18	277
375	5.000%, 08/01/21	447
350	5.000%, 08/01/22	416
200	5.000%, 11/01/24	244
700	5.000%, 08/01/26	830
525	5.000%, 10/01/26	664
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
515	5.250%, 07/01/16	521
100	5.250%, 07/01/19	114
	Honolulu Hawaii City & County, Ser C, GO
500	5.000%, 10/01/26	632
200	4.750%, 09/01/18	219
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,146
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
400	5.000%, 07/01/20	449
250	5.000%, 07/01/25	295
100	5.000%, 07/01/31	120
1,000	5.000%, 07/01/38	1,138
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
200	4.000%, 07/01/21	227
	Honolulu Hawaii City & County, Wastewater System Authority, Ser S, RB
650	5.000%, 07/01/22	787
200	4.000%, 07/01/22	230
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
165	6.900%, 06/20/35	166
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	297
150	5.000%, 08/01/23	182
250	4.000%, 08/01/24	282
250	3.250%, 08/01/23	268
	Kauai County, Ser A, GO, NATL Insured
415	5.000%, 08/01/21	416

March 31, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)		Value (000)
Hawaii — (continued)
	Maui County, GO
$250	5.000%, 06/01/20	$291
150	5.000%, 06/01/21	179
	Maui County, Ser A, GO, NATL Insured
1,000	4.750%, 07/01/16 , Pre-Refunded @ 100 (A)	1,010
	Maui County, Ser B, GO
500	4.000%, 06/01/21	558
	Maui County, Ser B, GO, NATL Insured
500	5.000%, 07/01/16	505
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,100	5.000%, 10/01/23 , Pre-Refunded @ 100 (A)	1,124
	University of Hawaii, College Improvements Project, Ser A, RB, NATL Insured
200	5.000%, 07/15/19	203
150	5.000%, 07/15/22	152
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	116
	University of Hawaii, Ser A, RB, NATL Insured
975	5.000%, 07/15/21	987
2,000	4.500%, 07/15/23	2,022
350	3.500%, 07/15/28	351
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,103
	University of Hawaii, Ser B, RB
2,000	5.000%, 10/01/34	2,390
1,000	4.000%, 10/01/23	1,163

		126,816

Indiana — 0.0%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
75	4.100%, 06/01/27	79

Maine — 0.5%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	830

Maryland — 0.4%
	Maryland State, GO
575	5.000%, 03/01/22	662

Nebraska — 0.1%
	Omaha, GO
100	5.250%, 10/15/19 , Pre-Refunded @ 100 (A)	111

New York — 2.6%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,121
	New York City Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,153
	New York State, Dormitory Authority, Ser A, RB
500	5.000%, 03/15/31	604
	New York, New York, Ser D, GO
350	5.000%, 08/01/21	415
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	580

		3,873

March 31, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

Face Amount (000)/ Shares		Value (000)
Ohio — 1.0%
	Akron, Income Tax Revenue, RB
$1,000	5.000%, 12/01/33	$1,170
	Ohio State, Ser 2011-B, GO
300	5.000%, 08/01/22	366

		1,536

Oklahoma — 0.1%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	145

Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
225	5.000%, 10/01/19	255

Tennessee — 0.4%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	624

Texas — 2.8%
	Arlington, Higher Education Finance, Ser 2014-A, RB, PSF-GTD Insured
750	5.000%, 08/15/27	899
	City of Mesquite, GO
1,000	5.000%, 02/15/27	1,217
	Clifton Higher Education Finance, Ser 2014, RB, PSF-GTD Insured
700	5.000%, 08/15/26	847
	Harris County, Metropolitan Transit Authority, Ser A, RB
425	5.000%, 11/01/24	508
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	4.789%, 09/15/37 (B)	399
	North East, Independent School District, GO, PSF-GTD Insured
275	5.250%, 02/01/28	363

		4,233

Utah — 0.2%
	Central Utah, Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	238

Washington — 0.9%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	897
	Washington State, Ser R-2015, GO
450	5.000%, 07/01/20	523

		1,420

TOTAL MUNICIPAL BONDS (Cost $144,424)		149,780

	SHORT-TERM INVESTMENT (C) — 0.7%
1,057,462	Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.060% (Cost $1,057)	1,057

TOTAL INVESTMENTS (Cost $145,481†) — 99.8%		$150,837

Percentages are based on Net Assets of $151,084 (000).

March 31, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2016

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	The rate reported is the 7-day effective yield as of March 31, 2016.

†	At March 31, 2016, the tax basis cost of the Fund’s investments was $145,481, and the unrealized appreciation and depreciation were $5,472 and $(116), respectively.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICC — Interstate Commerce Commission

MBIA — Municipal Bond Investors Assurance

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bond

Ser — Series

Cost figures are shown in thousands.

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$149,780	$—	$149,780
Short-Term Investment	1,057	—	—	1,057

Total Investments in Securities	$1,057	$149,780	$—	$150,837

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2016.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2600

March 31, 2016	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: May 27, 2016

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 27, 2016